Document and Entity Information	Nov. 30, 2015
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2015
Registrant Name	LORD ABBETT INVESTMENT TRUST
Central Index Key	0000911507
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	May 01, 2016
Prospectus Date	Apr. 01, 2016